[LOGO]
[THE HARTFORD]

May 5, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-8629

Attention: Division of Investment Management

Re:                             Please see Exhibit A attached

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                  The Prospectuses and Statements of Additional Information referenced above, that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                  The text of the Registrant’s most recent post-effective amendments has been filed electronically with the Securities and Exchange Commission on April 25, 2014.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-8393.

Very truly yours,

/s/ Csaba Gabor

Csaba Gabor
CCO, Registered Separate Accounts

Exhibit A

Hartford Life Insurance Company Separate Account Two (“Registrant”)
File No. 333-39612	Director Outlook I/IR
BB&T Director Outlook I/IR
AmSouth Variable Annuity Outlook I/IR
Director Select Outlook I/IR
Huntington Director Outlook I/IR
Director Elite Outlook I/IR
The Director Solution Outlook I/IR
Classic Director Outlook I/IR
File No. 33-73570	The Director VI
The BB&T Director I
AmSouth Variable Annuity I
The Director Select I
The Director Choice I
File No. 333-41213	Nations I

Hartford Life Insurance Company Separate Account Three (“Registrant”)
File No. 33-80738	Select Dimensions I

Hartford Life Insurance Company Separate Account Seven (“Registrant”)
File No. 333-40414	Hartford Leaders Outlook I/IR
Hartford Leaders Elite Outlook I/IR
Hartford Leaders Solution Outlook I/IR
Huntington Hartford Leaders Outlook I/IR
Classic Hartford Leaders Outlook I/IR
Nations Outlook Variable Annuity I/IR

Hartford Life Insurance Company Separate Account Ten (“Registrant”)
File No. 333-39604	PHCM Outlook I/IR
File No. 33-73566	PHCM V

Hartford Life and Annuity Insurance Company Separate Account One (“Registrant”)
File No. 333-39620	Director Outlook I/IR
Director Select Outlook I/IR
Director Preferred Outlook I/IR
Director Elite Outlook I/IR
Wells Fargo Director Outlook I/IR
The Director Solution Outlook I/IR
File No. 333-95781	Director Vision I/IR

File No. 33-73568	The Director VI
The Director Select I

Hartford Life and Annuity Insurance Company Separate Account Three (“Registrant”)
File No. 33-80732	Select Dimensions I

Hartford Life and Annuity Insurance Company Separate Account Six (“Registrant”)
File No. 33-86330	Hartford Pathmaker

Hartford Life and Annuity Insurance Company Separate Account Seven (“Registrant”)
File No. 333-40410	Hartford Leaders Outlook I/IR
Hartford Leaders Elite Outlook I/IR
Hartford Leaders Solution Outlook I/IR
File No. 333-95785	Hartford Leaders Vision I/IR

Hartford Life and Annuity Insurance Company Separate Account Ten (“Registrant”)
File No. 333-39608	PHCM Outlook I/IR
File No. 33-73572	PHCM V